ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current:
Accounts payable	$ 1,451	$ 1,325
Accrued and other liabilities	2,992	476
Work in progress	341	239
Provisions and decommissioning liabilities	81	39
Total current	4,865	2,079
Non-current:
Accounts payable	113	91
Accrued and other liabilities	435	123
Work in progress	86	0
Provisions and decommissioning liabilities	139	164
Total non-current	773	$ 378
Bank overdrafts	581
Disclosure of defined benefit plans [line items]
Increase (decrease) in accounts payable and other	2,755
Defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	38
Current net defined benefit liability	1
Non-current net defined benefit liability	37
Post-retirement benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	28
Current net defined benefit liability	2
Non-current net defined benefit liability	$ 26